T. ROWE PRICE TOTAL RETURN ETF

August 31, 2024 Unaudited
PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
ASSET-BACKED SECURITIES 14.5%
Car Loan 4.3%
Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class B, 5.827%, 5/17/32 (1)	226	228
AmeriCredit Automobile Receivables Trust, Series 2020-2, Class D, 2.13%, 3/18/26	150	149
Avis Budget Rental Car Funding AESOP, Series 2022-5A, Class C, 6.24%, 4/20/27 (1)	100	100
Avis Budget Rental Car Funding AESOP, Series 2023-2A, Class C, 6.18%, 10/20/27 (1)	100	100
Bayview Opportunity Master Fund VII, Series 2024-CAR1, Class B, FRN, SOFR30A + 1.30%, 6.649%, 12/26/31 (1)	209	209
CarMax Auto Owner Trust, Series 2022-4, Class D, 8.08%, 4/16/29	170	179
CarMax Auto Owner Trust, Series 2023-3, Class B, 5.47%, 2/15/29	45	46
CarMax Auto Owner Trust, Series 2023-3, Class C, 5.61%, 2/15/29	190	194
CarMax Auto Owner Trust, Series 2024-1, Class A4, 4.94%, 8/15/29	45	46
CarMax Auto Owner Trust, Series 2024-1, Class C, 5.47%, 8/15/29	85	86
CarMax Auto Owner Trust, Series 2024-2, Class D, 6.42%, 10/15/30	90	93
CarMax Auto Owner Trust, Series 2024-3, Class A4, 4.85%, 1/15/30	30	30
CarMax Auto Owner Trust, Series 2024-3, Class D, 5.67%, 1/15/31	40	41
Carmax Select Receivables Trust, Series 2024-A, Class B, 5.35%, 1/15/30	40	41
Carmax Select Receivables Trust, Series 2024-A, Class C, 5.62%, 1/15/30	175	179
Carvana Auto Receivables Trust, Series 2021-P1, Class D, 1.82%, 12/10/27	95	90
Carvana Auto Receivables Trust, Series 2022-N1, Class D, 4.13%, 12/11/28 (1)	38	38
Carvana Auto Receivables Trust, Series 2022-P1, Class C, 3.30%, 4/10/28	30	29
Carvana Auto Receivables Trust, Series 2024-N1, Class B, 5.63%, 5/10/30 (1)	55	56
Carvana Auto Receivables Trust, Series 2024-N1, Class C, 5.80%, 5/10/30 (1)	150	153
Carvana Auto Receivables Trust, Series 2024-N2, Class B, 5.67%, 9/10/30 (1)	60	61
Carvana Auto Receivables Trust, Series 2024-N2, Class C, 5.82%, 9/10/30 (1)	80	82
Chase Auto Credit-Linked Notes, Series 2021-3, Class B, 0.76%, 2/26/29 (1)	88	86
Enterprise Fleet Financing, Series 2021-2, Class A3, 0.74%, 5/20/27 (1)	305	300
Enterprise Fleet Financing, Series 2023-1, Class A3, 5.42%, 10/22/29 (1)	100	102
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69%, 6/15/29	5	5
Exeter Automobile Receivables Trust, Series 2023-4A, Class B, 6.31%, 10/15/27	90	90
Ford Credit Auto Lease Trust, Series 2023-B, Class B, 6.20%, 2/15/27	40	41
Ford Credit Auto Lease Trust, Series 2023-B, Class C, 6.43%, 4/15/27	60	62
Ford Credit Auto Lease Trust, Series 2023-B, Class D, 6.97%, 6/15/28	25	26
Ford Credit Auto Owner Trust, Series 2020-1, Class C, 2.54%, 8/15/31 (1)	275	271
GM Financial Automobile Leasing Trust, Series 2022-3, Class C, 5.13%, 8/20/26	40	40
GM Financial Automobile Leasing Trust, Series 2023-1, Class C, 5.76%, 1/20/27	100	100
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class B, 5.03%, 9/18/28	10	10
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class B, 5.72%, 1/16/29	5	5
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class C, 5.92%, 2/16/29	10	10
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class B, 5.73%, 6/15/28 (1)	100	101
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1, 6.153%, 5/20/32 (1)	223	226
Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class A, 5.59%, 4/25/29 (1)	25	25

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class B, 5.79%, 4/25/29 (1)	15	15
Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class C, 6.13%, 4/25/29 (1)	25	25
Navistar Financial Dealer Note Master Owner Trust II, Series 2023-1, Class A, 6.18%, 8/25/28 (1)	95	96
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class B, 5.721%, 8/16/32 (1)	58	58
Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class C, 5.933%, 12/15/33 (1)	250	253
Santander Bank Auto Credit-Linked Notes, Series 2024-A, Class B, 5.622%, 6/15/32 (1)	250	252
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74%, 10/16/28	35	35
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96%, 11/15/28	55	55
Santander Retail Auto Lease Trust, Series 2022-B, Class B, 3.85%, 3/22/27 (1)	165	164
SBNA Auto Lease Trust, Series 2024-A, Class A4, 5.24%, 1/22/29 (1)	80	81
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class B, 5.38%, 1/21/31 (1)	170	174
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class C, 5.51%, 1/20/32 (1)	15	15
US Bank, Series 2023-1, Class B, 6.789%, 8/25/32 (1)	167	169
		5,122
Other Asset-Backed Securities 10.1%
Amur Equipment Finance Receivables XIII, Series 2024-1A, Class B, 5.37%, 1/21/31 (1)	140	142
Applebee's Funding / IHOP Funding, Series 2019-1A, Class 2II, 4.723%, 6/5/49 (1)	322	315
Auxilior Term Funding, Series 2024-1A, Class A3, 5.49%, 7/15/31 (1)	100	102
AXIS Equipment Finance Receivables, Series 2022-1A, Class D, 2.91%, 8/21/28 (1)	100	98
AXIS Equipment Finance Receivables, Series 2022-2A, Class A2, 5.30%, 6/21/28 (1)	101	101
CIFC Funding, Series 2019-5A, Class BR, FRN, 3M TSFR + 2.41%, 7.713%, 1/15/35 (1)	250	250
Cologix Canadian Issuer, Series 2022-1CAN, Class A2, 4.94%, 1/25/52 (CAD) (1)	45	32
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90%, 8/20/30 (1)	100	101
Crown Point CLO 7, Series 2018-7A, Class AR, FRN, 3M TSFR + 1.23%, 6.512%, 10/20/31 (1)	265	266
CyrusOne Data Centers Issuer I, Series 2024-1A, Class A2, 4.76%, 3/22/49 (1)	25	24
CyrusOne Data Centers Issuer I, Series 2024-2A, Class A2, 4.50%, 5/20/49 (1)	280	269
Dell Equipment Finance Trust, Series 2024-1, Class D, 6.12%, 9/23/30 (1)	100	102
DLLAA, Series 2023-1A, Class A3, 5.64%, 2/22/28 (1)	55	56
DLLAA, Series 2023-1A, Class A4, 5.73%, 10/20/31 (1)	65	67
DLLST, Series 2024-1A, Class A4, 4.93%, 4/22/30 (1)	40	40
Elara HGV Timeshare Issuer, Series 2023-A, Class A, 6.16%, 2/25/38 (1)	73	75
Elara HGV Timeshare Issuer, Series 2023-A, Class C, 7.30%, 2/25/38 (1)	73	75
FirstKey Homes Trust, Series 2020-SFR1, Class B, 1.74%, 8/17/37 (1)	125	121
FirstKey Homes Trust, Series 2020-SFR2, Class B, 1.567%, 10/19/37 (1)	290	278
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.968%, 10/19/37 (1)	505	484
FOCUS Brands Funding, Series 2017-1A, Class A2II, 5.093%, 4/30/47 (1)	144	142
FOCUS Brands Funding, Series 2022-1, Class A2, 7.206%, 7/30/52 (1)	49	50

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Goldentree Loan Management US, Series 2021-11A, Class B, FRN, 3M TSFR + 1.86%, 7.144%, 10/20/34 (1)	425	425
Golub Capital Partners CLO 60B, Series 2022-60A, Class AR, FRN, 3M TSFR + 1.31%, 6.595%, 10/25/34 (1)	250	250
GreatAmerica Leasing Receivables Funding, Series 2021-2, Class A3, 0.67%, 7/15/25	15	15
Hardee's Funding, Series 2020-1A, Class A2, 3.981%, 12/20/50 (1)	318	295
Hardee's Funding, Series 2021-1A, Class A2, 2.865%, 6/20/51 (1)	199	175
Hardee's Funding, Series 2024-1A, Class A2, 7.253%, 3/20/54 (1)	155	160
Hilton Grand Vacations Trust, Series 2020-AA, Class C, 6.42%, 2/25/39 (1)	106	107
Home Partners of America Trust, Series 2021-1, Class A, 3.93%, 4/17/39 (1)	53	52
Home Partners of America Trust, Series 2022-1, Class D, 4.73%, 4/17/39 (1)	144	140
HPEFS Equipment Trust, Series 2023-1A, Class B, 5.73%, 4/20/28 (1)	205	206
HPEFS Equipment Trust, Series 2023-2A, Class C, 6.48%, 1/21/31 (1)	100	102
HPEFS Equipment Trust, Series 2023-2A, Class D, 6.97%, 7/21/31 (1)	100	103
HPEFS Equipment Trust, Series 2024-1A, Class C, 5.33%, 5/20/31 (1)	205	207
HPEFS Equipment Trust, Series 2024-2A, Class B, 5.35%, 10/20/31 (1)	100	102
HPEFS Equipment Trust, Series 2024-2A, Class D, 5.82%, 4/20/32 (1)	100	102
Invesco US CLO, Series 2023-1A, Class AR, FRN, 3M TSFR + 1.57%, 6.852%, 4/22/37 (1)	250	251
Jamestown CLO XV, Series 2020-15A, Class A1R, FRN, 3M TSFR + 1.37%, 6.698%, 7/15/35 (1)	250	250
KKR CLO 40, Series 40A, Class AR, FRN, 3M TSFR + 1.30%, 6.582%, 10/20/34 (1)	250	250
KKR CLO 43, Series 2022-43A, Class BR, FRN, 3M TSFR + 2.50%, 7.801%, 1/15/36 (1)	300	302
Kubota Credit Owner Trust, Series 2021-2A, Class A4, 0.74%, 6/15/27 (1)	190	185
Kubota Credit Owner Trust, Series 2023-1A, Class A4, 5.07%, 2/15/29 (1)	50	51
Madison Park Funding, Series 2019-35A, Class CR, FRN, 3M TSFR + 2.16%, 7.444%, 4/20/32 (1)	255	255
Madison Park Funding XXIV, Series 2016-24A, Class CR2, FRN, 3M TSFR + 2.05%, 7.332%, 10/20/29 (1)	250	250
Madison Park Funding XXXVII, Series 2019-37A, Class AR2, FRN, 3M TSFR + 1.53%, 6.831%, 4/15/37 (1)	315	315
MidOcean Credit, Series 2022-11A, Class BR, FRN, 3M TSFR + 2.65%, 7.929%, 10/18/33 (1)	270	271
MMAF Equipment Finance, Series 2020-A, Class A4, 1.40%, 8/9/30 (1)	100	93
MMAF Equipment Finance, Series 2022-B, Class A3, 5.61%, 7/10/28 (1)	120	120
MVW Owner Trust, Series 2020-1A, Class C, 4.21%, 10/20/37 (1)	77	75
MVW Owner Trust, Series 2023-1A, Class C, 6.54%, 10/20/40 (1)	65	66
MVW Owner Trust, Series 2023-1A, Class B, 5.42%, 10/20/40 (1)	65	66
Neuberger Berman Loan Advisers, Series 2017-26A, Class BR, FRN, 3M TSFR + 1.66%, 6.941%, 10/18/30 (1)	360	360
Neuberger Berman Loan Advisers, Series 2019-32A, Class BR, FRN, 3M TSFR + 1.66%, 6.941%, 1/20/32 (1)	250	250
Northwoods Capital XIV-B, Series 2018-14BA, Class AR, FRN, 3M TSFR + 1.25%, 6.363%, 11/13/31 (1)	233	233
Octane Receivables Trust, Series 2022-2A, Class A, 5.11%, 2/22/28 (1)	25	25
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%, 5/21/29 (1)	78	78
Octane Receivables Trust, Series 2023-3A, Class C, 6.74%, 8/20/29 (1)	100	103
Post Road Equipment Finance, Series 2024-1A, Class A2, 5.59%, 11/15/29 (1)	100	101
Post Road Equipment Finance, Series 2024-1A, Class C, 5.81%, 10/15/30 (1)	100	102

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Progress Residential Trust, Series 2024-SFR5, Class A, 3.00%, 8/9/29 (1)	100	92
SCF Equipment Leasing, Series 2024-1A, Class D, 6.58%, 6/21/33 (1)	125	129
SEB Funding, Series 2024-1A, Class A2, 7.386%, 4/30/54 (1)	170	174
Sierra Timeshare Receivables Funding, Series 2019-3A, Class A, 2.34%, 8/20/36 (1)	32	32
Sierra Timeshare Receivables Funding, Series 2020-2A, Class C, 3.51%, 7/20/37 (1)	30	30
Sierra Timeshare Receivables Funding, Series 2022-3A, Class B, 6.32%, 7/20/39 (1)	90	92
Signal Peak CLO 5, Series 2018-5A, Class BR, FRN, 3M TSFR + 2.20%, 7.485%, 4/25/37 (1)	250	251
Symphony CLO XVI, Series 2015-16A, Class ARR, FRN, 3M TSFR + 1.20%, 6.501%, 10/15/31 (1)	242	243
Symphony Static, Series 2021-1A, Class C, FRN, 3M TSFR + 2.11%, 7.396%, 10/25/29 (1)	250	250
Tricon American Homes, Series 2019-SFR1, Class D, 3.198%, 3/17/38 (1)	100	97
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75%, 6/17/40 (1)	100	100
Tricon Residential Trust, Series 2024-SFR2, Class D, 6.00%, 6/17/40 (1)	155	156
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50%, 8/17/41 (1)	140	137
Verdant Receivables, Series 2023-1A, Class A2, 6.24%, 1/13/31 (1)	153	156
Verdant Receivables, Series 2024-1A, Class A2, 5.68%, 12/12/31 (1)	100	102
Voya CLO, Series 2018-3A, Class A1R2, FRN, 3M TSFR + 1.20%, 6.501%, 10/15/31 (1)	221	221
Wellfleet, Series 2021-3A, Class B, FRN, 3M TSFR + 2.06%, 7.363%, 1/15/35 (1)	250	250
		12,195
Student Loan 0.1%
Navient Private Education Refi Loan Trust, Series 2019-CA, Class B, 3.67%, 2/15/68 (1)	151	139
		139
Total Asset-Backed Securities (Cost $17,157)		17,456
BANK LOANS 7.1%
FINANCIAL INSTITUTIONS 1.3%
Brokerage Asset Managers Exchanges 0.0%
RFS Opco, FRN, 3M TSFR + 5.00%, 10.335%, 4/4/31 (2)	35	35
		35
Insurance 1.3%
AssuredPartners, FRN, 1M TSFR + 3.50%, 8.747%, 2/14/31	204	205
Asurion, FRN, 1M TSFR + 3.25%, 8.611%, 12/23/26	54	54
Asurion, FRN, 1M TSFR + 5.25%, 10.611%, 1/31/28	175	163
Asurion, FRN, 1M TSFR + 5.25%, 10.611%, 1/20/29	5	5
Asurion, FRN, 1M TSFR + 4.25%, 9.597%, 8/19/28	10	10
HUB International, FRN, 3M TSFR + 3.00%, 8.225%, 6/20/30	331	331
Jones DesLauriers Insurance Management, FRN, 3M TSFR + 3.25%, 8.353%, 3/15/30	129	129
OneDigital Borrower, FRN, 1M TSFR + 5.25%, 10.497%, 7/2/32 (3)	170	168
Truist Insurance Holdings, FRN, 3M TSFR + 3.25%, 8.585%, 5/6/31	140	140
Truist Insurance Holdings, FRN, 3M TSFR + 4.75%, 10.085%, 5/6/32	275	279
		1,484
Total Financial Institutions		1,519

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
INDUSTRIAL 5.5%
Basic Industry 0.1%
Arsenal AIC Parent, FRN, 1M TSFR + 3.25%, 8.56%, 8/18/30	100	100
PMHC II, FRN, 3M TSFR + 4.25%, 9.704%, 4/23/29	78	76
		176
Capital Goods 1.1%
Charter NEX US, FRN, 1M TSFR + 3.25%, 8.497%, 12/1/27	277	278
Dynasty Acquisition, FRN, 1M TSFR + 3.50%, 8.747%, 8/24/28	122	122
Dynasty Acquisition, FRN, 1M TSFR + 3.50%, 8.747%, 8/24/28	47	47
Engineered Machinery Holdings, FRN, 3M TSFR + 6.50%, 12.096%, 5/21/29	85	84
Engineered Machinery Holdings, FRN, 3M TSFR + 6.00%, 11.596%, 5/21/29	155	153
Filtration Group, FRN, 1M TSFR + 3.50%, 8.861%, 10/21/28	247	247
LTI Holdings, FRN, 1M TSFR + 4.75%, 9.997%, 7/29/29	120	118
MI Windows and Doors, FRN, 1M TSFR + 3.50%, 8.747%, 3/28/31	60	60
Pro Mach Group, FRN, 1M TSFR + 3.50%, 8/31/28 (3)	40	40
TK Elevator US Newco, FRN, 6M TSFR + 3.50%, 8.588%, 4/30/30	84	84
WEC US Holdings, FRN, 1M TSFR + 2.75%, 7.997%, 1/27/31	80	80
		1,313
Communications 0.4%
Clear Channel International, 7.50%, 4/1/27	60	59
Clear Channel Outdoor Holdings, FRN, 1M TSFR + 4.00%, 9.361%, 8/23/28	101	101
CMG Media, FRN, 3M TSFR + 3.50%, 8.935%, 12/17/26	50	43
Connect Finco, FRN, 1M TSFR + 4.50%, 9.747%, 9/27/29	45	44
CSC Holdings, FRN, 1M TSFR + 4.50%, 9.837%, 1/18/28	84	80
Level 3 Financing, FRN, 1M TSFR + 6.56%, 4/15/29 (3)	60	60
Radiate Holdco, FRN, 1M TSFR + 3.25%, 8.611%, 9/25/26	40	32
		419
Consumer Cyclical 0.8%
Albion Financing 3, FRN, 3M TSFR + 4.25%, 9.826%, 8/2/29	18	18
Caesars Entertainment, FRN, 1M TSFR + 2.75%, 7.997%, 2/6/30	19	19
Caesars Entertainment, FRN, 1M TSFR + 2.75%, 7.997%, 2/6/31	110	110
CNT Holdings l, FRN, 3M TSFR + 3.50%, 8.752%, 11/8/27	55	55
Delta 2 (LUX), FRN, 3M TSFR + 2.25%, 7.585%, 1/15/30	110	110
IRB Holding, FRN, 1M TSFR + 2.75%, 8.097%, 12/15/27	135	135
Ontario Gaming GTA, FRN, 3M TSFR + 4.25%, 9.585%, 8/1/30	108	108
Tacala, FRN, 1M TSFR + 4.00%, 9.247%, 1/31/31	60	60
Tenneco, FRN, 3M TSFR + 5.00%, 10.435%, 11/17/28	60	58
UFC Holdings, FRN, 3M TSFR + 2.75%, 8.291%, 4/29/26	136	137
Wand NewCo 3, FRN, 1M TSFR + 3.25%, 8.497%, 1/30/31	129	129
		939
Consumer Non-Cyclical 0.4%
Bausch & Lomb, FRN, 1M TSFR + 3.25%, 8.661%, 5/10/27	139	137
LifePoint Health, FRN, 3M TSFR + 4.75%, 10.054%, 11/16/28	95	95

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
LifePoint Health, FRN, 1M TSFR + 4.00%, 9.342%, 5/17/31	25	25
Medline Borrower, FRN, 1M TSFR + 2.75%, 7.997%, 10/23/28	128	129
Parexel International, FRN, 1M TSFR + 3.00%, 8.247%, 11/15/28	100	100
Star Parent, FRN, 3M TSFR + 3.75%, 9.085%, 9/27/30	35	35
		521
Energy 0.1%
Brazos Delaware II, FRN, 6M TSFR + 3.50%, 8.255%, 2/11/30	54	54
Prairie ECI Acquiror, FRN, 1M TSFR + 4.75%, 9.997%, 8/1/29	55	55
		109
Technology 2.5%
Applied Systems, FRN, 3M TSFR + 5.25%, 10.585%, 2/23/32	223	230
Applied Systems, FRN, 1M TSFR + 3.50%, 8.286%, 2/24/31	329	330
Ascend Learning, FRN, 1M TSFR + 3.50%, 8.847%, 12/11/28	34	34
Ascend Learning, FRN, 1M TSFR + 5.75%, 11.097%, 12/10/29	170	163
Athenahealth Group, FRN, 1M TSFR + 3.25%, 8.497%, 2/15/29	82	81
Banff Merger Sub, FRN, 3M TSFR + 3.75%, 9.005%, 7/30/31	55	55
Banff Merger Sub, FRN, 3M TSFR + 5.75%, 10.866%, 7/30/32 (3)	120	118
Boost Newco Borrower, FRN, 3M TSFR + 2.50%, 7.748%, 1/31/31	100	100
Central Parent, FRN, 3M TSFR + 3.25%, 8.585%, 7/6/29	20	20
Cloud Software Group, FRN, 3M TSFR + 4.00%, 9.335%, 3/30/29	174	174
CoreLogic, FRN, 1M TSFR + 6.50%, 11.861%, 6/4/29	65	63
Delta TopCo, FRN, 3M TSFR + 3.50%, 8.198%, 11/30/29	120	120
Delta TopCo, FRN, 3M TSFR + 5.25%, 9.948%, 11/29/30	165	166
Dye & Durham, FRN, 3M TSFR + 4.25%, 9.685%, 4/11/31	35	35
Epicor Software, FRN, 1M TSFR + 3.25%, 5/23/31 (3)	219	220
Epicor Software, FRN, 1M TSFR + 3.25%, 5/30/31 (4)	18	18
McAfee, FRN, 1M TSFR + 3.25%, 8.451%, 3/1/29	89	89
Neptune Bidco US, FRN, 3M TSFR + 5.00%, 10.404%, 4/11/29	64	62
Neptune Bidco US, FRN, 3M TSFR + 9.75%, 10/11/29 (3)	25	25
Peraton, FRN, 3M TSFR + 7.75%, 12.971%, 2/1/29	109	106
Peraton, FRN, 3M TSFR + 8.00%, 13.221%, 2/1/29	55	55
RealPage, FRN, 1M TSFR + 3.00%, 8.361%, 4/24/28	59	56
RealPage, FRN, 1M TSFR + 6.50%, 11.861%, 4/23/29	270	255
Sophia, FRN, 1M TSFR + 3.50%, 8.847%, 10/9/29	89	89
UKG, FRN, 3M TSFR + 3.25%, 8.555%, 2/10/31	293	294
Waystar Technologies, FRN, 1M TSFR + 2.75%, 7.997%, 10/22/29	48	48
		3,006
Transportation 0.1%
American Airlines, FRN, 3M TSFR + 4.75%, 10.294%, 4/20/28 (3)	129	134
		134
Total Industrial		6,617
UTILITY 0.3%
Electric 0.3%
Edgewater Generation, FRN, 1M TSFR + 4.25%, 9.497%, 8/1/30	115	116

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
PG&E, FRN, 1M TSFR + 2.50%, 7.747%, 6/23/27	75	75
Talen Energy Supply, FRN, 3M TSFR + 3.50%, 8.596%, 5/17/30	32	32
Talen Energy Supply, FRN, 3M TSFR + 3.50%, 8.596%, 5/17/30	127	128
Vistra Zero Operating Company, FRN, 1M TSFR + 2.75%, 7.997%, 4/30/31	55	55
		406
Total Utility		406
Total Bank Loans (Cost $8,534)		8,542
CONVERTIBLE PREFERRED STOCKS 0.0%
UTILITY 0.0%
Electric 0.0
NextEra Energy, 6.926%, 9/1/25 (5)	1	34
		34
Total Utility		34
Total Convertible Preferred Stocks (Cost $34)		34
CORPORATE BONDS 20.0%
FINANCIAL INSTITUTIONS 4.8%
Banking 2.2%
Bank of America, VR, 1.898%, 7/23/31 (6)	40	34
Bank of America, VR, 5.425%, 8/15/35 (6)	245	245
Bank of New York Mellon, VR, 5.188%, 3/14/35 (6)	80	81
BBVA Bancomer SA, VR, 8.45%, 6/29/38 (1)(5)(6)	200	215
CaixaBank, VR, 6.037%, 6/15/35 (1)(6)	200	208
CaixaBank SA, VR, 6.208%, 1/18/29 (1)(6)	200	208
Capital One Financial, VR, 2.359%, 7/29/32 (6)	4	3
Capital One Financial, VR, 3.273%, 3/1/30 (6)	55	51
Capital One Financial, VR, 5.70%, 2/1/30 (6)	60	62
Capital One Financial, VR, 6.312%, 6/8/29 (6)	130	136
Citigroup, VR, 5.827%, 2/13/35 (6)	130	133
Credit Suisse Group, VR, 3.091%, 5/14/32 (1)(6)	250	221
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (6)	60	63
Goldman Sachs Group, VR, 3.102%, 2/24/33 (6)	40	35
Huntington Bancshares, VR, 2.487%, 8/15/36 (6)	55	44
PNC Financial Services Group, VR, 5.676%, 1/22/35 (6)	120	125
Santander Holdings USA, VR, 6.342%, 5/31/35 (6)	175	181
Santander UK Group Holdings, VR, 3.823%, 11/3/28 (6)	200	194
Societe Generale, 5.519%, 1/19/28 (1)(6)	230	231
Wells Fargo, VR, 2.572%, 2/11/31 (6)	30	27
Wells Fargo, VR, 6.85% (6)(7)	115	118
		2,615
Brokerage Asset Managers Exchanges 0.3%
HAT Holdings I / HAT Holdings II, 8.00%, 6/15/27 (1)	40	42
Hightower Holding, 9.125%, 1/31/30 (1)	85	87

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Jane Street Group, 7.125%, 4/30/31 (1)	95	100
Kane Bidco, 5.00%, 2/15/27 (EUR)	110	120
		349
Finance Companies 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.30%, 1/19/34	150	152
Navient, 9.375%, 7/25/30	55	59
Navient, 11.50%, 3/15/31	50	56
OneMain Finance, 7.125%, 11/15/31	15	15
OneMain Finance, 9.00%, 1/15/29	75	80
SLM, 5.625%, 8/1/33	26	22
		384
Financial Other 0.0%
Howard Hughes, 4.125%, 2/1/29 (1)	5	5
Howard Hughes, 5.375%, 8/1/28 (1)	60	58
		63
Insurance 1.7%
Acrisure / Acrisure Finance, 7.50%, 11/6/30 (1)	50	52
Acrisure / Acrisure Finance, 8.50%, 6/15/29 (1)	60	62
Alliant Holdings Intermediate, 6.75%, 10/15/27 (1)	35	35
Alliant Holdings Intermediate / Alliant Holdings, 7.00%, 1/15/31 (1)	103	106
AmWINS Group, 6.375%, 2/15/29 (1)	60	61
AssuredPartners, 7.50%, 2/15/32 (1)	53	54
Centene, 2.50%, 3/1/31	175	149
Centene, 2.625%, 8/1/31	490	416
Centene, 3.00%, 10/15/30	10	9
Centene, 3.375%, 2/15/30	20	18
Centene, 4.625%, 12/15/29	15	15
Health Care Service, 5.875%, 6/15/54 (1)	150	154
Hub International, 7.25%, 6/15/30 (1)	215	224
Hub International, 7.375%, 1/31/32 (1)	25	26
Humana, 5.375%, 4/15/31	170	174
Humana, 5.75%, 4/15/54	55	55
Jones DesLauriers Insurance Management, 8.50%, 3/15/30 (1)	55	58
Jones DesLauriers Insurance Management, 10.50%, 12/15/30 (1)	250	271
Panther Escrow Issuer, 7.125%, 6/1/31 (1)	55	57
		1,996
Real Estate Investment Trusts 0.3%
Alexandria Real Estate Equities, 5.25%, 5/15/36	25	25
Brixmor Operating Partnership, 4.05%, 7/1/30	2	2
Brixmor Operating Partnership, 4.125%, 5/15/29	30	29
Healthcare Realty Holdings, 2.40%, 3/15/30	5	4
Kilroy Realty, 2.50%, 11/15/32	20	16
Kilroy Realty, 3.05%, 2/15/30	30	26
Kilroy Realty, 4.25%, 8/15/29	40	37

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
MPT Operating Partnership / MPT Finance, 0.993%, 10/15/26 (EUR)	165	147
MPT Operating Partnership / MPT Finance, 5.00%, 10/15/27 (5)	30	26
Regency Centers, 5.10%, 1/15/35	30	30
Service Properties Trust, 8.625%, 11/15/31 (1)	60	64
		406
Total Financial Institutions		5,813
INDUSTRIAL 13.9%
Basic Industry 0.9%
Arsenal AIC Parent, 11.50%, 10/1/31 (1)	125	141
ATI, 7.25%, 8/15/30	35	37
Carpenter Technology, 7.625%, 3/15/30	55	57
Indorama Ventures Global Services, 4.375%, 9/12/24	200	200
Neon Holdings, 10.125%, 4/1/26 (1)	15	13
PMHC II, 9.00%, 2/15/30 (1)	60	55
Sasol Financing USA, 4.375%, 9/18/26 (5)	200	192
South32 Treasury, 4.35%, 4/14/32 (1)	326	305
Windsor Holdings III, 8.50%, 6/15/30 (1)	30	32
WR Grace Holdings, 4.875%, 6/15/27 (1)	35	34
WR Grace Holdings, 5.625%, 8/15/29 (1)	19	18
WR Grace Holdings, 7.375%, 3/1/31 (1)	12	12
		1,096
Capital Goods 0.8%
BAE Systems, 5.50%, 3/26/54 (1)	200	206
Boeing, 3.75%, 2/1/50	37	25
Boeing, 5.15%, 5/1/30	57	57
Boeing, 6.388%, 5/1/31 (1)	60	63
Clydesdale Acquisition Holdings, 8.75%, 4/15/30 (1)	25	25
Ingersoll Rand, 5.70%, 6/15/54	40	42
Madison IAQ, 5.875%, 6/30/29 (1)	30	28
Owens Corning, 5.70%, 6/15/34	60	63
Regal Rexnord, 6.05%, 2/15/26	15	15
TK Elevator Holdco GmbH, 6.625%, 7/15/28 (EUR)	202	219
TransDigm, 6.875%, 12/15/30 (1)	50	52
TransDigm, 7.125%, 12/1/31 (1)	70	74
Verde Bidco, 4.625%, 10/1/26 (EUR)	110	119
		988
Communications 2.3%
Altice Financing SA, 3.00%, 1/15/28 (EUR)	140	122
Altice Financing SA, 9.625%, 7/15/27 (1)	230	219
Altice France SA, 5.875%, 2/1/27 (EUR)	120	101
CCO Holdings, 5.375%, 6/1/29 (1)	5	5
CCO Holdings, 6.375%, 9/1/29 (1)	45	44
CCO Holdings, 7.375%, 3/1/31 (1)	85	86
CCO Holdings / CCO Holdings Capital, 4.25%, 2/1/31 (1)(5)	55	48

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Charter Communications Operating, 2.80%, 4/1/31	355	301
Charter Communications Operating, 6.10%, 6/1/29	50	52
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (1)(5)	15	13
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (1)(5)	60	52
Clear Channel Outdoor Holdings, 9.00%, 9/15/28 (1)(5)	55	58
DISH DBS, 5.25%, 12/1/26 (1)	45	39
DISH DBS, 7.75%, 7/1/26	50	34
Intelsat Jackson Holdings, 6.50%, 3/15/30 (1)	45	43
Level 3 Financing, 10.75%, 12/15/30 (1)	16	18
Level 3 Financing, 11.00%, 11/15/29 (1)	32	34
Meta Platforms, 5.40%, 8/15/54	15	15
Midas Opco Holdings, 5.625%, 8/15/29 (1)	55	52
Midcontinent Communications, 8.00%, 8/15/32 (1)	120	119
Rogers Communications, 3.80%, 3/15/32	355	326
Rogers Communications, 4.55%, 3/15/52	258	217
Rogers Communications, 5.30%, 2/15/34	145	146
Sirius XM Radio, 4.00%, 7/15/28 (1)	35	33
Sirius XM Radio, 5.00%, 8/1/27 (1)	32	31
Sprint Capital, 8.75%, 3/15/32	125	154
T-Mobile USA, 5.20%, 1/15/33	40	41
T-Mobile USA, 5.75%, 1/15/54	150	156
Townsquare Media, 6.875%, 2/1/26 (1)(5)	25	25
Univision Communications, 8.00%, 8/15/28 (1)	33	33
Viasat, 7.50%, 5/30/31 (1)(5)	50	38
YPSO Finance BIS, 10.50%, 5/15/27 (1)	215	85
		2,740
Consumer Cyclical 2.1%
Adient Global Holdings, 8.25%, 4/15/31 (1)(5)	25	27
Allied Universal Holdco, 7.875%, 2/15/31 (1)	77	78
Bath & Body Works, 6.75%, 7/1/36 (5)	25	26
Caesars Entertainment, 7.00%, 2/15/30 (1)	70	72
Caesars Entertainment, 8.125%, 7/1/27 (1)	20	20
Carnival, 7.00%, 8/15/29 (1)	35	37
Carnival, 10.50%, 6/1/30 (1)	65	70
Carvana, 14.00%, 6/1/31, (14.00% PIK) (1)(8)	32	36
Churchill Downs, 6.75%, 5/1/31 (1)	35	36
Clarios Global, 6.75%, 5/15/28 (1)	37	38
Cushman & Wakefield US Borrower, 8.875%, 9/1/31 (1)	35	38
Ford Motor, 9.625%, 4/22/30	90	106
Ford Motor Credit, 6.95%, 3/6/26 (5)	200	205
Ford Otomotiv Sanayi, 7.125%, 4/25/29 (1)	200	206
Hilton Domestic Operating, 4.00%, 5/1/31 (1)	5	5
Hilton Domestic Operating, 6.125%, 4/1/32 (1)	25	26
Hyundai Capital America, 5.40%, 1/8/31 (1)	40	41
Inter Media and Communication, 6.75%, 2/9/27 (EUR)	109	120
L Brands, 6.625%, 10/1/30 (1)	25	25

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Las Vegas Sands, 5.90%, 6/1/27	35	36
Light & Wonder International, 7.50%, 9/1/31 (1)	10	11
Match Group, 4.625%, 6/1/28 (1)	5	5
Match Group, 5.00%, 12/15/27 (1)	82	80
MGM China Holdings, 7.125%, 6/26/31 (1)	200	204
Motion Bondco, 4.50%, 11/15/27 (EUR)	115	118
Nissan Motor Acceptance, 1.85%, 9/16/26 (1)	10	9
Nissan Motor Acceptance, 6.95%, 9/15/26 (1)	15	15
Ontario Gaming GTA, 8.00%, 8/1/30 (1)	40	41
Rivian Automotive, 4.625%, 3/15/29	60	60
Rivian Holdings, 6M TSFR + 6.05%, 11.359%, 10/15/26 (1)	171	172
Royal Caribbean Cruises, 6.00%, 2/1/33 (1)	65	67
Royal Caribbean Cruises, 6.25%, 3/15/32 (1)	40	41
Scientific Games International, 7.25%, 11/15/29 (1)	25	26
Six Flag, 6.50%, 10/1/28	35	35
Six Flags Entertainment, 6.625%, 5/1/32 (1)	135	139
Tenneco, 8.00%, 11/17/28 (1)	35	33
Wand NewCo 3, 7.625%, 1/30/32 (1)	55	58
Yum! Brands, 5.375%, 4/1/32	35	35
ZF North America Capital, 6.875%, 4/23/32 (1)	150	155
		2,552
Consumer Non-Cyclical 3.1%
Altria Group, 3.125%, 6/15/31 (EUR)	175	183
BAT Capital, 5.834%, 2/20/31	110	115
Bausch & Lomb Escrow, 8.375%, 10/1/28 (1)	50	52
Bayer US Finance, 6.25%, 1/21/29 (1)	405	423
Bayer US Finance II, 4.70%, 7/15/64 (1)	94	72
Bimbo Bakeries USA, 6.05%, 1/15/29 (1)	200	211
CHS/Community Health Systems, 10.875%, 1/15/32 (1)	40	43
Concentra Escrow Issuer, 6.875%, 7/15/32 (1)	15	16
CVS Health, 5.625%, 2/21/53	55	53
CVS Health, 5.70%, 6/1/34 (5)	530	542
Darling Ingredients, 6.00%, 6/15/30 (1)	7	7
HCA, 5.95%, 9/15/54	80	82
Icon Investments Six DAC, 5.849%, 5/8/29	200	209
Icon Investments Six DAC, 6.00%, 5/8/34	200	211
IQVIA, 6.25%, 2/1/29	65	69
LifePoint Health, 9.875%, 8/15/30 (1)	25	27
LifePoint Health, 10.00%, 6/1/32 (1)	78	84
LifePoint Health, 11.00%, 10/15/30 (1)	80	90
Medline Borrower, 6.25%, 4/1/29 (1)	85	87
Solventum, 5.40%, 3/1/29 (1)	75	77
Solventum, 5.45%, 3/13/31 (1)	175	178
Solventum, 5.60%, 3/23/34 (1)	125	128
Solventum, 5.90%, 4/30/54 (1)	120	121
Star Parent, 9.00%, 10/1/30 (1)	45	48

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Tenet Healthcare, 6.125%, 10/1/28	40	40
Tenet Healthcare, 6.875%, 11/15/31	30	33
Teva Pharmaceutical Finance Netherlands III, 8.125%, 9/15/31	200	229
Utah Acquisition Sub, 5.25%, 6/15/46	425	365
		3,795
Energy 2.9%
6297782, 5.026%, 10/1/29 (1)	30	30
6297782, 5.584%, 10/1/34 (1)	35	35
Aethon United Finance, 8.25%, 2/15/26 (1)	30	30
Cheniere Energy, 5.65%, 4/15/34 (1)	140	144
Cheniere Energy Partners, 5.75%, 8/15/34 (1)	75	78
Civitas Resources, 8.375%, 7/1/28 (1)	30	32
Columbia Pipelines Holding, 6.042%, 8/15/28 (1)	30	31
Comstock Resources, 6.75%, 3/1/29 (1)(5)	65	64
Continental Resources, 4.90%, 6/1/44	10	9
Crescent Energy Finance, 7.375%, 1/15/33 (1)	90	92
Crescent Energy Finance, 7.625%, 4/1/32 (1)	30	31
Crescent Energy Finance, 9.25%, 2/15/28 (1)	50	53
Diamondback Energy, 5.40%, 4/18/34	115	118
Diamondback Energy, 5.75%, 4/18/54	95	94
Enbridge, 6.20%, 11/15/30	35	38
Eni, 5.50%, 5/15/34 (1)	200	205
Eni, 5.95%, 5/15/54 (1)	200	204
Hilcorp Energy, 5.75%, 2/1/29 (1)	5	5
Hilcorp Energy, 8.375%, 11/1/33 (1)	95	104
Kinetik Holdings, 5.875%, 6/15/30 (1)	45	45
Kinetik Holdings, 6.625%, 12/15/28 (1)	29	30
Kosmos Energy, 7.125%, 4/4/26	200	198
Magnolia Oil & Gas Operating, 6.00%, 8/1/26 (1)	55	54
NGL Energy Operating / NGL Energy Finance, 8.375%, 2/15/32 (1)	25	26
NGL Energy Partners, 8.125%, 2/15/29 (1)	15	15
Occidental Petroleum, 6.05%, 10/1/54	45	46
Occidental Petroleum, 6.20%, 3/15/40	160	167
Occidental Petroleum, 6.45%, 9/15/36	10	11
Occidental Petroleum, 7.50%, 5/1/31	10	11
Occidental Petroleum, 7.95%, 6/15/39	10	12
Occidental Petroleum, 8.875%, 7/15/30	140	165
Patterson-UTI Energy, 7.15%, 10/1/33	35	38
Permian Resources Operating, 9.875%, 7/15/31 (1)	35	39
Prairie Acquiror, 3M TSFR + 4.75%, 9.00%, 8/1/29 (1)	20	21
Raizen Fuels Finance, 6.45%, 3/5/34 (1)	200	210
Range Resources, 4.75%, 2/15/30 (1)	30	29
Seadrill Finance, 8.375%, 8/1/30 (1)	200	211
South Bow Canadian Infrastructure Holdings, 7.50%, 3/1/55 (1)(6)	10	10
Southwestern Energy, 4.75%, 2/1/32	50	47
Sunoco, 7.00%, 5/1/29 (1)	50	52

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Sunoco, 7.25%, 5/1/32 (1)	60	63
Tallgrass Energy Partners, 6.00%, 3/1/27 (1)	52	52
Tallgrass Energy Partners, 7.375%, 2/15/29 (1)	25	25
Targa Resources Partners, 5.50%, 3/1/30	12	12
TER Finance Jersey Zero Coupon, 1/2/25 (1)(2)	100	98
Transocean, 8.25%, 5/15/29 (1)	25	25
Transocean, 8.50%, 5/15/31 (1)	15	15
Transocean, 8.75%, 2/15/30 (1)	20	21
Transocean Aquila, 8.00%, 9/30/28 (1)	25	26
Venture Global Calcasieu, 4.125%, 8/15/31 (1)	40	37
Venture Global Calcasieu, 6.25%, 1/15/30 (1)	60	62
Venture Global LNG, 9.50%, 2/1/29 (1)	140	158
Vermilion Energy, 6.875%, 5/1/30 (1)	45	45
		3,473
Industrial Other 0.3%
SMIC SG Holdings Pte, 5.375%, 7/24/29	300	304
Williams Scotsman, 6.625%, 6/15/29 (1)	15	15
		319
Technology 1.3%
Capstone Borrower, 8.00%, 6/15/30 (1)	30	31
Central Parent/CDK Global II/CDK Financing, 8.00%, 6/15/29 (1)	25	26
Cloud Software Group, 8.25%, 6/30/32 (1)	55	57
Cloud Software Group, 9.00%, 9/30/29 (1)	125	126
Dye & Durham, 8.625%, 4/15/29 (1)	55	57
Fiserv, 5.45%, 3/15/34	215	221
Foundry JV Holdco, 5.90%, 1/25/30 (1)	200	205
Foundry JV Holdco, 6.15%, 1/25/32 (1)	200	206
GTCR W-2 Merger Sub, 7.50%, 1/15/31 (1)	200	213
Intel, 4.90%, 8/5/52	190	161
McAfee, 7.375%, 2/15/30 (1)	40	38
Minerva Merger, 6.50%, 2/15/30 (1)(5)	50	48
Motorola Solutions, 5.40%, 4/15/34	40	41
Neptune Bidco, 9.29%, 4/15/29 (1)	55	55
UKG, 6.875%, 2/1/31 (1)	75	78
		1,563
Transportation 0.2%
Autostrade per l'Italia, 2.00%, 1/15/30 (EUR)	175	177
Genesee & Wyoming, 6.25%, 4/15/32 (1)	30	31
		208
Total Industrial		16,734
UTILITY 1.3%
Electric 1.1%
FirstEnergy, 2.25%, 9/1/30	19	16
FirstEnergy, 2.65%, 3/1/30	105	95

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
FirstEnergy, 3.40%, 3/1/50	135	96
Indianapolis Power & Light, 5.70%, 4/1/54 (1)	35	36
NRG Energy, VR, 10.25% (1)(6)(7)	17	19
Pacific Gas & Electric, 2.50%, 2/1/31	45	39
Pacific Gas & Electric, 6.70%, 4/1/53	125	137
Pacific Gas & Electric, 6.95%, 3/15/34	65	72
PG&E, 5.00%, 7/1/28	35	34
Southern, 5.70%, 3/15/34	80	85
Talen Energy Supply, 8.625%, 6/1/30 (1)	105	113
Terraform Global Operating, 6.125%, 3/1/26 (1)	40	40
Vistra, VR, 8.00% (1)(6)(7)	274	283
Vistra, VR, 8.875% (1)(6)(7)	225	238
Vistra Operations, 7.75%, 10/15/31 (1)	30	32
		1,335
Natural Gas 0.2%
Engie, 5.625%, 4/10/34 (1)	200	206
		206
Total Utility		1,541
Total Corporate Bonds (Cost $23,430)		24,088
FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 1.2%
Owned No Guarantee 0.2%
Emirates NBD Bank PJSC, VR, 4.25%, (6)(7)	200	189
		189
Sovereign 1.0%
Bulgaria Government International Bond, 5.00%, 3/5/37 (9)	110	110
Montenegro Government International Bonds, 7.25%, 3/12/31 (1)	615	634
Panama Government International Bonds, 6.40%, 2/14/35	300	300
Sri Lanka Government International Bonds, 6.85%, 11/3/25	200	107
Sri Lanka Government International Bonds, 6.825%, 7/18/26	200	105
		1,256
Total Foreign Government Obligations & Municipalities (Cost $1,437)		1,445
MUNICIPAL SECURITIES 0.2%
Puerto Rico 0.1%
Puerto Rico Commonwealth, Series A1, GO, 5.375%, 7/1/25	2	2
Puerto Rico Commonwealth, Series A1, GO, 5.625%, 7/1/27	4	4
Puerto Rico Commonwealth, Series A1, GO, 5.625%, 7/1/29	4	4
Puerto Rico Commonwealth, Series A1, GO, 4.00%, 7/1/33	3	3
Puerto Rico Commonwealth, Series A1, GO, 4.00%, 7/1/35	3	3
Puerto Rico Commonwealth, Series A1, GO, 4.00%, 7/1/37	2	2
Puerto Rico Commonwealth, Series A1, GO, 4.00%, 7/1/41	3	3
Puerto Rico Commonwealth, Series A, GO, Zero Coupon, 7/1/33	4	3

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Series CW, GO, Zero Coupon, 11/1/43 (10)	74	47
		71
Texas 0.1%
Port Beaumont Navigation District, Series B, 10.00%, 7/1/26 (1)	135	138
		138
Total Municipal Securities (Cost $196)		209
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 7.6%
Collateralized Mortgage Obligations 3.5%
Angel Oak Mortgage Trust, Series 2021-1, Class A3, CMO, ARM, 1.217%, 1/25/66 (1)	141	122
Angel Oak Mortgage Trust, Series 2022-2, Class A1, CMO, ARM, 3.353%, 1/25/67 (1)	235	221
Angel Oak Mortgage Trust, Series 2022-6, Class A1, CMO, ARM, 4.30%, 7/25/67 (1)	272	268
Angel Oak Mortgage Trust, Series 2023-6, Class A2, CMO, ARM, 6.50%, 12/25/67 (1)	104	105
Bayview Opportunity Master Funding, Series 2020-1, Class A3, CMO, ARM, 3.285%, 5/28/50 (1)	100	85
Citigroup Mortgage Loan Trust, Series 2020-EXP2, Class A3, CMO, ARM, 2.50%, 8/25/50 (1)	94	81
Ellington Financial Mortgage Trust, Series 2021-3, Class M1, CMO, ARM, 2.53%, 9/25/66 (1)	200	134
Finance of America HECM Buyout, Series 2022-HB2, Class A1A, CMO, ARM, 4.00%, 8/1/32 (1)	31	30
Flagstar Mortgage Trust, Series 2021-11IN, Class A18, CMO, ARM, 2.50%, 11/25/51 (1)	84	69
GCAT, Series 2021-NQM5, Class A3, CMO, ARM, 1.571%, 7/25/66 (1)	128	106
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A4, CMO, ARM, 2.50%, 2/25/52 (1)	422	346
JP Morgan Mortgage Trust, Series 2016-3, Class B3, CMO, ARM, 3.293%, 10/25/46 (1)	84	79
JP Morgan Mortgage Trust, Series 2017-2, Class B5, CMO, ARM, 3.649%, 5/25/47 (1)	352	305
JP Morgan Mortgage Trust, Series 2017-5, Class B2, CMO, ARM, 5.436%, 10/26/48 (1)	199	195
JP Morgan Mortgage Trust, Series 2020-5, Class B2, CMO, ARM, 3.572%, 12/25/50 (1)	181	159
JP Morgan Mortgage Trust, Series 2020-LTV1, Class B1A, CMO, ARM, 3.256%, 6/25/50 (1)	179	154
JP Morgan Mortgage Trust, Series 2023-DSC2, Class A1, CMO, ARM, 5.25%, 11/25/63 (1)	195	196
MFA Trust, Series 2022-INV2, Class A1, CMO, ARM, 4.95%, 7/25/57 (1)	371	369
MFA Trust, Series 2023-INV2, Class A2, CMO, ARM, 7.177%, 10/25/58 (1)	94	95
OBX Trust, Series 2019-INV1, Class A3, CMO, ARM, 4.50%, 11/25/48 (1)	226	217
OBX Trust, Series 2024-HYB1, Class A1, CMO, ARM, 3.593%, 3/25/53 (1)	91	88
Sequoia Mortgage Trust, Series 2019-5, Class B3, CMO, ARM, 3.711%, 12/25/49 (1)	439	391
Towd Point Mortgage Trust, Series 2024-3, Class A1B, CMO, ARM, 5.108%, 7/25/65 (1)	99	98
Verus Securitization Trust, Series 2020-1, Class A3, CMO, ARM, 3.724%, 1/25/60 (1)	64	62
Verus Securitization Trust, Series 2021-1, Class A3, CMO, ARM, 1.155%, 1/25/66 (1)	107	95
Verus Securitization Trust, Series 2021-R3, Class A1, CMO, ARM, 1.02%, 4/25/64 (1)	37	34
Verus Securitization Trust, Series 2022-4, Class A1, CMO, ARM, 4.474%, 4/25/67 (1)	73	73
Verus Securitization Trust, Series 2023-1, Class A1, CMO, ARM, 5.85%, 12/25/67 (1)	78	78

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Vista Point Securitization Trust, Series 2020-2, Class A1, CMO, ARM, 1.475%, 4/25/65 (1)	18	17
		4,272
Commercial Mortgage-Backed Securities 4.1%
Alen Mortgage Trust, Series 2021-ACEN, Class AS, FRN, 1M TSFR + 1.26%, 6.601%, 4/15/34 (1)	265	238
Bank, Series 2019-BN23, Class A3, ARM, 2.92%, 12/15/52	415	379
Bank5, Series 2024-5YR8, Class AS, 6.378%, 8/15/57	110	114
Benchmark Mortgage Trust, Series 2021-B24, Class A5, ARM, 2.584%, 3/15/54	105	90
Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.228%, 5/15/56	255	269
Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064%, 8/15/57	155	160
BMO Mortgage Trust, Series 2024-5C4, Class A3, ARM, 6.526%, 5/15/57	200	213
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364%, 2/15/57	155	162
BSREP Commercial Mortgage Trust, Series 2021-DC, Class C, FRN, 1M TSFR + 1.66%, 7.001%, 8/15/38 (1)	147	125
BX Commercial Mortgage Trust, Series 2024-MDHS, Class A, FRN, 1M TSFR + 1.64%, 6.978%, 5/15/41 (1)	137	137
BX Commercial Mortgage Trust, Series 2024-MDHS, Class B, FRN, 1M TSFR + 1.84%, 7.178%, 5/15/41 (1)	137	135
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class A5, ARM, 3.786%, 5/15/52	270	253
Citigroup Commercial Mortgage Trust, Series 2019-GC43, Class A4, ARM, 3.038%, 11/10/52	435	392
Commercial Mortgage Trust, Series 2015-CR23, Class AM, ARM, 3.801%, 5/10/48	20	20
Commercial Mortgage Trust, Series 2015-CR25, Class A4, ARM, 3.759%, 8/10/48	183	180
Commercial Mortgage Trust, Series 2016-CR28, Class B, ARM, 4.759%, 2/10/49	40	38
CONE Trust, Series 2024-DFW1, Class A, ARM, FRN, 1M TSFR + 1.64%, 6.979%, 8/15/41 (1)	120	120
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A5, ARM, 3.09%, 1/15/49	113	109
CSAIL Commercial Mortgage Trust, Series 2019-C18, Class C, ARM, 4.049%, 12/15/52	145	126
GS Mortgage Securities Trust, Series 2019-GC40, Class B, ARM, 3.543%, 7/10/52	80	69
Hilt Commercial Mortgage Trust, Series 2024-ORL, Class B, FRN, 1M TSFR + 1.94%, 7.278%, 5/15/37 (1)	140	139
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class A, ARM, FRN, 1M TSFR + 1.84%, 7.18%, 9/15/41 (1)	240	239
ILPT Commercial Mortgage Trust, Series 2022-LPFX, Class C, ARM, 3.951%, 3/15/32 (1)	100	85
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4, ARM, 3.732%, 5/15/48	160	157
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, ARM, FRN, 4.036%, 5/15/48	195	188
New Economy Assets Phase 1 Sponsor, Series 2021-1, Class B1, 2.41%, 10/20/61 (1)	100	89
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, FRN, 1M TSFR + 1.74%, 7.078%, 5/15/39 (1)	100	99
VNDO Trust, Series 2016-350P, Class D, ARM, 4.033%, 1/10/35 (1)	105	98
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, ARM, 6.134%, 3/15/40 (1)	100	101
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4, ARM, 3.664%, 9/15/58	141	139

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, ARM, 3.146%, 12/15/52	295	272
		4,935
Total Non-U.S. Government Mortgage-Backed Securities (Cost $9,174)		9,207
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 31.7%
U.S. Government Agency Obligations 25.6%
Federal Home Loan Mortgage Corp.
1.50%, 4/1/41	58	48
2.00%, 3/1/42 - 4/1/52	481	397
2.50%, 10/1/36 - 4/1/52	2,649	2,282
3.00%, 1/1/33 - 8/1/52	928	848
3.50%, 3/1/48 - 8/1/49	608	567
4.00%, 3/1/38 - 6/1/52	321	308
4.50%, 10/1/52 - 12/1/52	181	176
5.00%, 11/1/52 - 7/1/53	444	441
5.50%, 8/1/53 - 5/1/54	337	340
6.00%, 2/1/53 - 6/1/54	423	436
6.50%, 10/1/53 - 1/1/54	209	216
7.00%, 6/1/54	39	41
Federal National Mortgage Assn.
1.50%, 3/1/36 - 1/1/42	485	427
2.00%, 5/1/36 - 4/1/52	7,644	6,404
2.50%, 3/1/37 - 1/1/54	2,897	2,528
3.00%, 12/1/32 - 6/1/52	1,869	1,681
3.50%, 5/1/35 - 10/1/52	1,443	1,344
4.00%, 11/1/37 - 11/1/52	1,149	1,101
4.50%, 9/1/49 - 10/1/52	1,064	1,040
5.00%, 11/1/44 - 9/1/53	503	500
5.50%, 11/1/52 - 5/1/54	1,176	1,185
6.00%, 1/1/53 - 8/1/54	934	956
6.50%, 1/1/53 - 3/1/54	505	522
7.00%, 3/1/54	38	40
UMBS, TBA (11)
5.00%, 9/16/54	7,020	6,969
6.00%, 9/15/54	70	71
6.50%, 9/17/54	25	26
		30,894
U.S. Government Obligations 6.1%
Government National Mortgage Assn.
2.00%, 1/20/51 - 3/20/52	1,576	1,327
2.50%, 8/20/50 - 3/20/52	1,646	1,438
3.00%, 10/20/46 - 3/20/52	1,271	1,154
3.50%, 4/20/46 - 10/20/50	843	792
4.00%, 6/20/47 - 10/20/52	764	734
4.50%, 6/20/47 - 4/20/53	408	401

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
5.00%, 8/20/47 - 4/20/53	523	525
5.50%, 4/20/48 - 2/20/49	139	142
Government National Mortgage Assn., TBA (11)
2.50%, 9/23/54	80	70
4.50%, 9/23/54	160	157
5.50%, 9/15/54	545	549
6.00%, 9/15/54	70	71
		7,360
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $37,698)		38,254
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 23.0%
U.S. Treasury Obligations 23.0%
U.S. Treasury Bonds, 1.75%, 8/15/41	190	132
U.S. Treasury Bonds, 2.00%, 8/15/51	1,420	900
U.S. Treasury Bonds, 2.375%, 2/15/42	80	61
U.S. Treasury Bonds, 3.25%, 5/15/42	130	113
U.S. Treasury Bonds, 3.625%, 2/15/53	30	27
U.S. Treasury Bonds, 3.625%, 5/15/53	640	574
U.S. Treasury Bonds, 3.875%, 2/15/43	115	109
U.S. Treasury Bonds, 3.875%, 5/15/43	2,020	1,907
U.S. Treasury Bonds, 4.00%, 11/15/42	155	150
U.S. Treasury Bonds, 4.00%, 11/15/52	280	269
U.S. Treasury Bonds, 4.25%, 2/15/54	205	206
U.S. Treasury Bonds, 4.25%, 8/15/54	1,480	1,490
U.S. Treasury Bonds, 4.50%, 2/15/44	340	349
U.S. Treasury Bonds, 4.625%, 5/15/54	425	454
U.S. Treasury Bonds, 4.75%, 11/15/43	655	694
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/54	1,071	1,089
U.S. Treasury Notes, 3.625%, 3/31/28	370	368
U.S. Treasury Notes, 3.625%, 5/31/28 (12)	2,875	2,861
U.S. Treasury Notes, 3.875%, 8/15/34	145	144
U.S. Treasury Notes, 3.875%, 11/30/27	160	160
U.S. Treasury Notes, 4.00%, 2/15/34	1,235	1,243
U.S. Treasury Notes, 4.00%, 7/31/29	1,760	1,781
U.S. Treasury Notes, 4.00%, 6/30/28	2,575	2,597
U.S. Treasury Notes, 4.125%, 9/30/27	225	227
U.S. Treasury Notes, 4.125%, 8/15/53	405	398
U.S. Treasury Notes, 4.125%, 3/31/29	1,015	1,031
U.S. Treasury Notes, 4.125%, 8/31/30	1,130	1,150
U.S. Treasury Notes, 4.25%, 2/28/29	85	87
U.S. Treasury Notes, 4.25%, 6/30/29	1,600	1,635
U.S. Treasury Notes, 4.375%, 8/15/43	365	369
U.S. Treasury Notes, 4.375%, 5/15/34	1,160	1,202
U.S. Treasury Notes, 4.375%, 7/31/26	1,365	1,375
U.S. Treasury Notes, 4.50%, 11/15/33	1,130	1,182

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
U.S. Treasury Notes, 4.50%, 5/31/29	1,295	1,338
		27,672
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $27,922)		27,672
SHORT-TERM INVESTMENTS 1.1%
Money Market Funds 1.1%
T. Rowe Price Government Reserve Fund, 5.34% (13)(14)	1,324	1,324
Total Short-Term Investments (Cost $1,324)		1,324
SECURITIES LENDING COLLATERAL 1.3%
Investments in a Pooled Account through Securities Lending Program with State Street Bank 1.3%
Money Market Funds 1.3%
T. Rowe Price Government Reserve Fund, 5.34% (13)(14)	1,511	1,511
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank		1,511
Total Securities Lending Collateral (Cost $1,511)		1,511

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%

Counterparty	Description	Contracts	Notional Amount	$ Value
Citibank N.A.	Credit Default Swap, Protection Bought (Relevant Credit: Markit CDX.NA.HY.S42, 5 Year Index, 6/20/29), Pay 5.00% Quarterly, Receive upon credit default, 10/16/24 @ 1.05% *(15)	1	4,250	11
Total OTC Options Purchased (Cost $13)				11
Total Options Purchased (Cost $13)				11

Total Investments 107.7% of Net Assets (Cost $128,430)	$129,753
Other Assets Less Liabilities (7.7%)	(9,290)
Net Assets 100.0%	$120,463

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
*	Exercise Spread
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $35,275 and represents 29.3% of net assets.
(2)	Level 3 in fair value hierarchy.
(3)	All or a portion of this loan is unsettled as of August 31, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(4)	All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at August 31, 2024, was $18 and was valued at $18 (0.0% of net assets).
(5)	All or a portion of this security is on loan at August 31, 2024.
(6)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(7)	Perpetual security with no stated maturity date.
(8)	Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(9)	When-issued security.
(10)	Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board's Certified Fiscal Plan.
(11)	To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $7,913 and represents 6.6% of net assets.
(12)	At August 31, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(13)	Seven-day yield
(14)	Affiliated Companies
(15)	Non-income producing.

1M TSFR	One month term SOFR (Secured overnight financing rate)
3M TSFR	Three month term SOFR (Secured overnight financing rate)
6M TSFR	Six month term SOFR (Secured overnight financing rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.

T. ROWE PRICE TOTAL RETURN ETF

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
COP	Colombian Peso
ETF	Exchange-Traded Fund
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
GO	General Obligation
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PIK	Payment-in-kind
SEK	Swedish Krona
SOFR	Secured overnight financing rate
SOFR30A	30-day Average term SOFR (Secured Overnight Financing Rate)
TBA	To-Be-Announced
TRY	Turkish Lira
UMBS	Uniform Mortgage-Backed Securities
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN 0.0%
OTC Options Written 0.0%

Counterparty	Description	Contracts	Notional Amount	$ Value
Morgan Stanley	iShares iBoxx High Yield Corporate Bond ETF, Put, 9/20/24 @ $77.00	70	555	—
UBS AG	iShares iBoxx High Yield Corporate Bond ETF, Put, 10/18/24 @ $77.00	70	555	(2)
Total OTC Options Written (Premiums $(4))				(2)

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
SWAPS (1.7)%

Description	Notional Amount	$ Value	Upfront Payments/ $ (Receipts)	Unrealized $ Gain/(Loss)
BILATERAL SWAPS (0.1)%
Credit Default Swaps, Protection Sold (0.1)%
Morgan Stanley, Protection Sold (Relevant Credit: Markit CMBX.NA.AAA.14, 50 Year Index), Receive 0.50% Monthly, Pay upon credit default, 12/16/72	2,700	(24)	(75)	51
Morgan Stanley, Protection Sold (Relevant Credit: Markit CMBX.NA.AAA.14, 50 Year Index), Receive 0.50% Monthly, Pay upon credit default, 12/16/72	2,000	(18)	(37)	19
Morgan Stanley, Protection Sold (Relevant Credit: Markit CMBX.NA.BBB-.16, 40 Year Index), Receive 3.00% Monthly, Pay upon credit default, 4/17/65	570	(84)	(81)	(3)
Total Bilateral Credit Default Swaps, Protection Sold			(193)	67
Total Return Swaps 0.0%
Morgan Stanley, Receive Underlying Reference: iBoxx USD Liquid Investment Grade Index At Maturity, Pay Variable 5.32% (USD SOFR) At Maturity, 9/20/24	1,108	(5)	—	(5)
Morgan Stanley, Receive Underlying Reference: iBoxx USD Liquid Investment Grade Index At Maturity, Pay Variable 5.32% (USD SOFR) At Maturity, 9/20/24	1,292	(1)	—	(1)
Morgan Stanley, Receive Underlying Reference: iBoxx USD Liquid Investment Grade Index At Maturity, Pay Variable 5.32% (USD SOFR) At Maturity, 9/20/24	3,600	17	—	17
Total Bilateral Total Return Swaps			—	11
Total Bilateral Swaps			(193)	78

Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Bought (0.2)%
Protection Bought (Relevant Credit: United Airlines Holdings, Inc.), Pay 5.00% Quarterly, Receive upon credit default, 6/20/29	300	(20)	1	(21)
Protection Bought (Relevant Credit: Delta Air Lines, Inc.), Pay 5.00% Quarterly, Receive upon credit default, 6/20/29	500	(83)	(69)	(14)
Protection Bought (Relevant Credit: Markit CDX.NA.HY.S42), Pay 5.00% Quarterly, Receive upon credit default, 6/20/29	1,780	(145)	(89)	(56)

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
Protection Bought (Relevant Credit: Markit CDX.NA.IG.S42), Pay 1.00% Quarterly, Receive upon credit default, 6/20/29	875	(21)	(14)	(7)
Total Centrally Cleared Credit Default Swaps, Protection Bought				(98)
Credit Default Swaps, Protection Sold 0.3%
Protection Sold (Relevant Credit: CHS/Community Health Systems, Inc., Ca*), Receive 5.00% Quarterly, Pay upon credit default, 12/20/26	9	—	—	—
Protection Sold (Relevant Credit: Altice Finco SA, Caa3*), Receive 5.00% Quarterly, Pay upon credit default, 12/20/28 (EUR)	23	(6)	(1)	(5)
Protection Sold (Relevant Credit: Markit CDX.NA.HY.S42), Receive 5.00% Quarterly, Pay upon credit default, 6/20/29	1,220	99	77	22
Protection Sold (Relevant Credit: Markit CDX.NA.IG.S42), Receive 1.00% Quarterly, Pay upon credit default, 6/20/29	2,000	48	36	12
Protection Sold (Relevant Credit: iTraxx Europe S41), Receive 1.00% Quarterly, Pay upon credit default, 6/20/29 (EUR)	7,750	201	148	53
Total Centrally Cleared Credit Default Swaps, Protection Sold				82
Total Centrally Cleared Swaps				(16)
Net payments (receipts) of variation margin to date				$16
Variation margin receivable (payable) on centrally cleared swaps				$—

*	Credit ratings as of August 31, 2024. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
Bank of New York Mellon	10/25/24	CHF	5	USD	6	$—
Barclays Bank PLC	11/22/24	EUR	4	USD	4	—
BNP Paribas SA	9/6/24	USD	1,086	COP	4,305,780	56
BNP Paribas SA	11/22/24	USD	344	EUR	309	1
Canadian Imperial Bank of Commerce	10/18/24	USD	225	MXN	4,195	14
Citibank NA	9/4/24	BRL	2,708	USD	512	(31)
Citibank NA	11/22/24	USD	11	EUR	10	—
Citibank NA	9/4/24	USD	479	BRL	2,708	(2)
Deutsche Bank AG	9/4/24	BRL	1,255	USD	230	(8)
Deutsche Bank AG	10/25/24	NZD	12	USD	7	—
Deutsche Bank AG	9/4/24	USD	223	BRL	1,255	1
Deutsche Bank AG	10/25/24	NOK	154	USD	14	—
Deutsche Bank AG	10/25/24	USD	7	NZD	12	—
Deutsche Bank AG	9/4/24	USD	222	BRL	1,255	(1)
Deutsche Bank AG	9/4/24	BRL	1,255	USD	222	1
Goldman Sachs International	9/6/24	COP	929,350	USD	233	(10)
Goldman Sachs International	10/25/24	USD	47	CAD	65	(1)
Goldman Sachs International	10/25/24	NOK	78	USD	7	—
Goldman Sachs International	10/25/24	NOK	125	USD	11	—
Goldman Sachs International	10/25/24	USD	8	JPY	1,139	—
Goldman Sachs International	10/25/24	USD	5	CAD	7	—
Goldman Sachs International	10/25/24	NOK	57	USD	5	—
Goldman Sachs International	11/22/24	GBP	4	USD	5	—
HSBC Bank USA NA	10/25/24	AUD	21	USD	14	—
HSBC Bank USA NA	10/25/24	USD	5	CAD	7	—
HSBC Bank USA NA	10/25/24	CAD	5	USD	4	—
HSBC Bank USA NA	10/25/24	CHF	2	USD	2	—
HSBC Bank USA NA	10/25/24	AUD	14	USD	9	1
HSBC Bank USA NA	10/25/24	CAD	10	USD	7	—
HSBC Bank USA NA	10/25/24	AUD	8	USD	5	—
HSBC Bank USA NA	11/22/24	USD	345	EUR	309	2
HSBC Bank USA NA	11/22/24	USD	345	EUR	309	2
JPMorgan Chase Bank NA	10/25/24	AUD	7	USD	5	—
JPMorgan Chase Bank NA	10/25/24	USD	7	AUD	11	—
JPMorgan Chase Bank NA	10/25/24	USD	4	NOK	45	—
JPMorgan Chase Bank NA	10/25/24	CAD	6	USD	4	—
Morgan Stanley & Co. International PLC	10/25/24	USD	5	CHF	4	—
Morgan Stanley & Co. International PLC	10/25/24	NZD	9	USD	5	—
Morgan Stanley & Co. International PLC	10/18/24	TRY	4,225	USD	117	1
Royal Bank of Canada	10/18/24	MXN	4,195	USD	232	(20)
Standard Chartered Bank	10/25/24	JPY	90,205	USD	596	26
State Street Bank London	9/4/24	USD	521	BRL	2,708	40
State Street Bank London	10/25/24	NZD	98	USD	60	2
State Street Bank London	10/25/24	JPY	21,933	USD	140	11
State Street Bank London	10/25/24	USD	249	CHF	220	(11)
State Street Bank London	10/25/24	USD	33	CAD	45	—
State Street Bank London	10/25/24	USD	66	CAD	90	(1)
State Street Bank London	10/25/24	AUD	103	USD	70	—
State Street Bank London	10/25/24	USD	132	NOK	1,428	(3)
State Street Bank London	10/25/24	USD	315	JPY	45,715	—
State Street Bank London	9/6/24	COP	18,104	USD	4	—
State Street Bank London	10/25/24	CAD	65	USD	48	1
State Street Bank London	11/22/24	GBP	29	USD	38	1
State Street Bank London	11/22/24	USD	345	EUR	309	2
State Street Bank London	11/22/24	EUR	78	USD	87	—
State Street Bank London	11/22/24	EUR	46	USD	51	—
State Street Bank London	11/22/24	USD	302	EUR	270	2

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
State Street Bank London	11/29/24	USD	69	SEK	699	$—
UBS AG	9/6/24	USD	226	COP	929,350	4
UBS AG	10/25/24	USD	302	JPY	44,490	(5)
Wells Fargo Bank NA	9/6/24	COP	4,287,676	USD	1,052	(27)
Net unrealized gain (loss) on open forward currency exchange contracts						$48

T. ROWE PRICE TOTAL RETURN ETF

FUTURES CONTRACTS
($000s)

	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Short, 4 Euro BOBL contracts	09/24	(504)	$(9)
Short, 3 Euro BUND contracts	09/24	(447)	1
Short, 6 Euro SCHATZ contracts	09/24	(689)	(6)
Long, 5 Commonwealth of Australia ten year bond contracts	09/24	379	8
Long, 16 U.S. Treasury Long Bonds contracts	12/24	1,983	(14)
Short, 38 U.S. Treasury Notes ten year contracts	12/24	(4,338)	23
Long, 19 Ultra U.S. Treasury Bonds contracts	12/24	2,536	(29)
Short, 2 Ultra U.S. Treasury Notes ten year contracts	12/24	(237)	2
Long, 7 U.S. Treasury Notes five year contracts	12/24	768	(2)
Long, 41 U.S. Treasury Notes two year contracts	12/24	8,518	(8)
Long, 121 Three Month SOFR Futures contracts	03/25	28,974	(12)
Short, 121 Three Month SOFR Futures contracts	03/26	(29,305)	16
Net payments (receipts) of variation margin to date			1
Variation margin receivable (payable) on open futures contracts			$(29)

T. ROWE PRICE TOTAL RETURN ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Floating Rate ETF	$(8)	$2	$9
T. Rowe Price Government Reserve Fund	—	—	25++
Totals	$(8)#	$2	$34+

Supplementary Investment Schedule
Affiliate	Value 5/31/24	Purchase Cost	Sales Cost	Value 8/31/24
T. Rowe Price Floating Rate ETF	$667	—	(661)	$—
T. Rowe Price Government Reserve Fund	3,324	¤	¤	2,835
	Total			$2,835^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $34 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $2,835.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE TOTAL RETURN ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Total Return ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE TOTAL RETURN ETF

Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices.  A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE TOTAL RETURN ETF

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$94,243	$—	$94,243
Corporate Bonds	—	23,990	98	24,088
Bank Loans	—	8,507	35	8,542
Convertible Preferred Stocks	—	34	—	34
Short-Term Investments	1,324	—	—	1,324
Securities Lending Collateral	1,511	—	—	1,511
Options Purchased	—	11	—	11
Total Securities	2,835	126,785	133	129,753
Swaps*	—	104	—	104
Forward Currency Exchange Contracts	—	168	—	168
Futures Contracts*	50	—	—	50
Total	$2,885	$127,057	$133	$130,075
Liabilities
Options Written	$—	$2	$—	$2
Swaps*	—	235	—	235
Forward Currency Exchange Contracts	—	120	—	120
Futures Contracts*	80	—	—	80
Total	$80	$357	$—	$437

[1]	Includes Asset-Backed Securities, Foreign Government Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
*	The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
ETF988-054Q1
08/24